CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 2,022	$ (6,517)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	958	4,648
Provision for deferred income taxes	276	342
Depreciation and amortization	979	1,104
Valuation adjustment of deferred tax assets	(170)	4,170
Net realized (gains) losses on available-for-sale securities	(663)	(251)
Net amortization on securities	721	498
Amortization of capital issue costs	5	5
Other than temporary impairment charge	167	269
Valuation adjustment of other real estate owned	1,299	2,056
Decrease in interest receivable	55	175
(Increase) in other assets	(160)	(596)
Increase (decrease) in interest, taxes and other liabilities	(504)	785
Net Cash provided by operating activities	4,985	6,688
Securities available for sale:
Proceeds from sale of debt and equity securities	11,557	12,880
Proceeds from maturities of debt and equity securities	20,335	6,897
Purchase of debt and equity securities	(24,979)	(25,823)
Redemption of other investments	378	718
Net decrease in loans --	6,144	28,825
Proceeds from sales of other real estate owned	7,245	4,554
Premises and equipment expenditures	(339)	(125)
Net Cash provided by investing activities	20,341	27,926
CASH FLOWS FROM FINANCING ACTIVITIES:
Net decrease in certificates of deposit	(51,189)	(40,300)
Net increase in demand, savings and other deposits	21,168	18,889
Net increase (decrease) in short term borrowings	(37,506)	(8,276)
Net increase (decrease) in long-term debt	37,334	(1,004)
Net Cash used in financing activities	(30,193)	(30,691)
Net increase (decrease) in cash and cash equivalents	(4,867)	3,923
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	86,075	82,152
CASH AND CASH EQUIVALENTS AT END OF YEAR	81,208	86,075
Cash paid during the year for:
Interest	7,751	10,124
Income taxes	0	0
SUPPLEMENTAL DISCLOSURES OF NONCASH TRANSACTIONS
Transfer of loans to other real estate owned	8,629	8,021
Loans originated from sales of other real estate owned	$ 1,573	$ 1,593